Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Right of Use Assets

The consolidated statements of financial position show the following amounts relating to the right-of-use assets:

	At December 31,
In thousands of USD	2025	2024
Right-of-use assets
- Land and buildings	83,292	69,273
Investment properties
- Leasehold land	4,425	4,442

Schedule of Provision for Restoration

The following table represents the movement of the restoration provision:

In thousands of USD
Restoration provision at January 1, 2023	1,343
Change in provision	-
Exchange adjustments	20
Restoration provision at December 31, 2023	1,363
Change in provision	-
Exchange adjustments	(2)
Restoration provision at December 31, 2024	1,361
Change in provision	778
Unwind of discount	5
Exchange adjustments	80
Restoration provision at December 31, 2025	2,224

Schedule of Lease Liabilities

The consolidated statements of financial position show the following amounts relating to the lease liabilities:

	At December 31,
In thousands of USD	2025	2024
Lease liabilities mature within 12 months	9,226	5,460
Lease liabilities mature over 12 months	88,980	72,673
Total lease liabilities *	98,206	78,133

*	Lease liabilities in amount of approximately US$3.8 million and US$3.8 million was related to the leasehold land included in the investment properties as of December 31, 2025 and 2024, respectively. See Note 13.

Schedule of Recognized Profit or Loss

Amounts recognized in profit or loss:

	Years ended December 31,
In thousands of USD	2025	2024	2023
Depreciation expense of right-of-use assets	13,112	8,407	6,624
Interest expense *	3,775	3,473	2,605
Expenses relating to variable payment leases	159	197	224
Expenses relating to short-term leases	455	303	286
(Gain) / Loss on lease termination	(68)	197	-
Total	17,433	12,577	9,739

*	The interest expense includes the amount related to the leasehold land included in the investment properties for the years ended December 31, 2025, 2024 and 2023 of approximately US$0.2 million, US$0.2 million and US$0.2 million, respectively. See Note 13.